Income Tax - Summary Income Tax Provision (Details) - USD ($)	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
State
Change in valuation allowance				$ 12,002,000	$ 9,552,000
Income tax provision	$ 0	$ 0		0	0
Current tax expense — federal and state				0	0
Deferred tax benefit				$ (12,002,000)	$ (9,552,000)
Panacea Acquisition Corp
Federal
Current			$ 0
Deferred			(641,433)
State
Current			0
Deferred			(213,310)
Change in valuation allowance			854,743
Income tax provision			$ 0